The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 73.8%
	AGGREGATE BOND — 0.1%
3,124	JPMorgan International Bond Opportunities ETF	$151,889
4,813	UVA Unconstrained Medium-Term Fixed Income ETF	104,779
		256,668
	BROAD MARKET — 9.3%
51,479	JPMorgan U.S. Momentum Factor ETF	3,309,585
71,857	Vanguard U.S. Momentum Factor ETF	12,396,770
93,888	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	4,812,417
		20,518,772
	CONVERTIBLE — 0.2%
4,852	iShares Convertible Bond ETF	437,165
	CORPORATE — 0.2%
2,292	iShares High Yield Systematic Bond ETF	108,813
4,794	iShares Investment Grade Systematic Bond ETF	217,839
2,398	Xtrackers Short Duration High Yield Bond ETF	108,677
		435,329
	EMERGING MARKETS — 3.4%
135,854	Schwab Fundamental Emerging Markets Equity ETF	4,484,540
82,338	SPDR S&P Emerging Markets Dividend ETF	3,138,725
		7,623,265
	FIXED INCOME EMERGING MARKET — 0.1%
7,671	VanEck Emerging Markets High Yield Bond ETF	152,039
	GLOBAL — 4.4%
6,531	Affinity World Leaders Equity ETF	217,323
62,632	SPDR Global Dow ETF	9,434,703
		9,652,026
	GOVERNMENT — 0.2%
2,153	iShares 10-20 Year Treasury Bond ETF	218,745
2,275	iShares 7-10 Year Treasury Bond ETF	217,877
		436,622
	HIGH YIELD BOND — 0.1%
4,404	Pacer Pacific Asset Floating Rate High Income ETF	209,630
	INTERNATIONAL — 4.8%
93,360	Invesco Dorsey Wright Developed Markets Momentum ETF	4,289,892
48,326	Invesco S&P International Developed Momentum ETF	2,476,224
26,631	iShares International Small-Cap Equity Factor ETF	1,032,484
86,872	iShares MSCI Intl Value Factor ETF	2,857,220
		10,655,820

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 24.7%
113,858	Fidelity High Dividend ETF	$5,922,893
34,018	Invesco S&P 100 Equal Weight ETF	3,740,959
8,053	iShares Russell Top 200 Growth ETF	1,985,145
17,535	Principal U.S. Mega-Cap ETF	1,096,990
62,541	Schwab Fundamental U.S. Large Co. ETF	1,534,756
215,046	Schwab U.S. Large-Cap Growth ETF	6,281,494
9,275	Vanguard Growth ETF	4,066,160
23,705	Vanguard Mega Cap ETF	5,331,728
15,422	Vanguard S&P 500 ETF	8,760,159
34,558	Vanguard Value ETF	6,107,781
26,464	WisdomTree U.S. LargeCap Fund	1,693,961
94,175	WisdomTree U.S. Value Fund	8,136,720
		54,658,746
	MID-CAP — 13.5%
158,641	Fidelity Small-Mid Multifactor ETF	6,578,842
56,835	iShares Russell Mid-Cap Growth ETF	7,881,878
39,460	Janus Henderson Small/Mid Cap Growth Alpha ETF	3,064,069
28,703	Vanguard Mid-Cap Growth ETF	8,162,846
48,398	VictoryShares U.S. Small Mid Cap Value Momentum ETF	4,061,076
		29,748,711
	OECD COUNTRIES — 1.3%
86,354	Fidelity Enhanced International ETF	2,872,134
	PRECIOUS METALS — 3.7%
129,554	abrdn Physical Silver Shares ETF*	4,457,953
60,735	iShares Gold Trust*	3,787,435
		8,245,388
	SMALL-CAP — 4.5%
56,423	Invesco S&P SmallCap Momentum ETF	3,837,892
27,770	JPMorgan Small & Mid Cap Enhanced Equity ETF	1,644,262
12,162	Vanguard Small-Cap ETF	2,882,151
5,931	Vanguard Small-Cap Growth ETF	1,642,531
		10,006,836
	TECHNOLOGY — 1.8%
5,924	Vanguard Information Technology ETF	3,929,271
	THEMATIC — 1.5%
75,163	Global X U.S. Infrastructure Development ETF	3,275,604
	Total Exchange-Traded Funds
	(Cost $144,599,098)	163,114,026

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 25.0%
	AGGREGATE BOND — 0.1%
12,028	Vanguard Core Bond Fund, Admiral Shares	$217,101
	BLEND BROAD MARKET — 3.5%
281,151	DFA U.S. Vector Equity Portfolio - Class Institutional	7,849,747
	BLEND LARGE CAP — 1.9%
103,517	DFA U.S. Large Co. Portfolio - Class Institutional	4,260,745
	EMERGING MARKET STOCK — 0.6%
14,087	New World Fund, Inc. - Class F-3	1,254,425
	EMERGING MARKETS BOND — 0.1%
4,560	Vanguard Emerging Markets Bond Fund, Admiral Shares	108,717
	FOREIGN AGGREGATE BOND — 0.1%
11,750	Dodge & Cox Global Bond Fund - Class I	130,894
	FOREIGN BLEND — 7.0%
113,054	DFA International Small Co. Portfolio - Class Institutional	2,663,542
350,738	Dimensional Global Equity Portfolio - Class Institutional	12,840,502
		15,504,044
	FOREIGN GROWTH — 0.8%
93,750	Vanguard International Explorer Fund - Class Investor	1,856,249
	FOREIGN VALUE — 1.4%
71,441	DFA International Small Cap Value Portfolio - Class Institutional	1,970,333
46,689	DFA International Value Portfolio - Class Institutional	1,163,486
		3,133,819
	GROWTH BROAD MARKET — 4.3%
137,395	New Perspective Fund - Class R-6	9,608,064
	GROWTH LARGE CAP — 3.2%
100,805	Nuveen Large Cap Growth Index Fund - Class R6	7,161,185
	HIGH YIELD BOND — 0.1%
11,046	American High-Income Trust - Class F-3	108,805
	VALUE MID CAP — 1.9%
123,502	DFA U.S. Targeted Value Portfolio - Class Institutional	4,120,017
	Total Mutual Funds
	(Cost $47,693,905)	55,313,812

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS — 1.0%
116,242	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	$116,242
2,119,723	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%[1]	2,119,723
	Money Market Funds
	(Cost $2,235,965)	2,235,965
	TOTAL INVESTMENTS — 99.8%
	(Cost $194,528,968)	220,663,803
	Other Assets in Excess of Liabilities — 0.2%	538,942
	TOTAL NET ASSETS — 100.0%	$221,202,745

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.